Schedule of Long Term Debt Maturities (Details) (Parenthetical) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 28, 2026	Mar. 31, 2026	Dec. 31, 2025	Nov. 13, 2025	Nov. 12, 2025
Short-Term Debt [Line Items]
Interest rate percentage			3.00%		6.953%
Debt instrument face value					$ 1,268,732
Maturity date			Oct. 31, 2028
M&T Bank Term Note Payable [Member]
Short-Term Debt [Line Items]
Debt instrument face value					$ 1,268,732
M&T Bank Term Note Payable [Member] | Notes Payable 1 [Member]
Short-Term Debt [Line Items]
Debt instrument face value		$ 863,607	$ 863,607
Principal installments		$ 7,389	$ 7,389
Interest rate percentage		6.13%	6.13%
Maturity, description		The note matures in February 2029	The note matures in February 2029.
M&T Bank Term Note Payable [Member] | Notes Payable 2 [Member]
Short-Term Debt [Line Items]
Debt instrument face value			$ 236,781
Principal installments			$ 3,385
Interest rate percentage			6.05%
Maturity, description			The note matures in March 2029.
M&T Bank Term Note Payable [Member] | Notes Payable 3 [Member]
Short-Term Debt [Line Items]
Debt instrument face value	$ 200,000		$ 1,775,000	$ 1,268,732
Principal installments		$ 40,031.03	$ 34,886
Interest rate percentage		6.95%	6.59%
Maturity, description			The note matures in November 2028.
Maturity date	Jan. 31, 2029	Oct. 31, 2028
M&T Bank Term Note Payable [Member] | Notes Payable 4 [Member]
Short-Term Debt [Line Items]
Debt instrument face value			$ 1,064,000
Principal installments			$ 6,652
Interest rate percentage			2.22%
Maturity, description			The note matures in June 2036.
M&T Bank Term Note Payable [Member] | Notes Payable 5 [Member]
Short-Term Debt [Line Items]
Debt instrument face value			$ 1,268,732
Principal installments			$ 40,031.03
Interest rate percentage			6.95%
Maturity, description			matures in 10/31/2028.
US Small Business Administration Term Note Payable [Member] | Notes Payable 2 [Member]
Short-Term Debt [Line Items]
Debt instrument face value		$ 1,064,000
Principal installments		$ 6,652
Interest rate percentage		2.22%
Maturity, description		The note matures in June 2036